Fair Value Measurement	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Fair Value Measurement [Line Items]
FAIR VALUE MEASUREMENT

18.    FAIR VALUE MEASUREMENT

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1:      Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:      Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:      Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In addition to recurring fair value measurements of assets and liabilities, we also measure certain non-financial assets and liabilities at fair value on a non-recurring basis. For our equipment, fair value measurement is triggered when there are indications of impairment and the carrying amount exceeds the projected undiscounted cash flows of the asset. We record these assets at fair value only when an impairment charge is recognized.

Assets and liabilities not measured at fair value on a recurring basis

As of December 31, 2023 and 2022, the fair value of cash and cash equivalents, accounts receivables, net, prepayments to suppliers, other current assets, accounts payables, contract liabilities, accrued expenses and amount due from/due to related parties approximated their carrying values because of the short-term nature of these instruments.

The carrying amounts of long-term payables approximate their fair values as they are subject to interest rates close to the market rate of interests for similar arrangements with financial institutions.

Arisz Acquisition Corp. [Member]
Fair Value Measurement [Line Items]
FAIR VALUE MEASUREMENT

Note 9 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following tabled present information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2023 and 2022 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	September 30, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Trust Account – U.S. Treasury Securities Money Market Fund	$34,107,463	$34,107,463	—	—
	September 30, 2022 (Restated)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Trust Account – U.S. Treasury Securities Money Market Fund	$69,418,075	$69,418,075	—	—